Significant accounting policies - Property and Equipment (Details)	Dec. 31, 2024
Laboratory and manufacturing equipment
Property and equipment
Property, Plant and Equipment, Useful Life	5 years
Office furniture and equipment
Property and equipment
Property, Plant and Equipment, Useful Life	7 years
Computers and software
Property and equipment
Property, Plant and Equipment, Useful Life	3 years